Offerings - Offering: 1	Oct. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	108,748,957
Proposed Maximum Offering Price per Unit	0.2240
Maximum Aggregate Offering Price	$ 24,359,766.37
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,119.30
Offering Note	Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers any additional shares of common stock, par value $0.0001 per share (“Common Stock”) of SunPower Inc. (the “Registrant”) that may become issuable by reason of stock splits, stock dividends, or similar transactions.

Consists of: (i) 103,109,005 shares of Common Stock issued by the Registrant pursuant to separately- and privately-negotiated Purchase Agreements, each dated September 2, 2026, by and among the Company and the purchasers named therein, and (ii) 5,639,952 shares of common stock previously issued by the Company pursuant to the terms of separately- and privately-negotiated OTC Equity Prepaid Forward Transaction Settlement Agreements and related Forward Purchase Agreements.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of Common Stock on the Nasdaq Global Market on October 23, 2026. This calculation is in accordance with Rule 457(c) of the Securities Act.